Employee benefits (Details 5)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Actuarial assumptions [Abstract]
Discount rate	7.30%	6.35%	5.70%
Long-term rate of compensation increase	5.00%	5.00%	5.00%
Expected long term rate of return on plan assets	8.00%
Average future working life time (Years)	21 years 8 months 4 days	21 years 10 months 6 days	22 years 5 months 1 day
Not later than one year [Member]
Actuarial assumptions [Abstract]
Expected long term rate of return on plan assets		8.00%	0.00%
Less than 1 year [Member]
Actuarial assumptions [Abstract]
Expected long term rate of return on plan assets		5.00%	5.00%